FEBRUARY 28, 2025 (Unaudited) :: BITCOIN & ETHER EQUAL WEIGHT ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETE
::
Investments
Principal
Amount Value
Short-Term Investments — 66 .0%
Repurchase Agreements (a) — 66 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $4,717,184
(Cost $4,715,483) $ 4,715,483
$ 4,715,483
Total Investments — 66.0%
(Cost $4,715,483) 4,715,483
Other assets less liabilities — 34.0% 2,424,855
Net Assets — 100.0% $ 7,140,338
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Equal Weight ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 8 3/28/2025 U.S. Dollar $ 3,386,000 $ 32,876
CME Ether 32 3/28/2025 U.S. Dollar 3,572,800 (49,130)
$ (16,254)

BITCOIN & ETHER MARKET CAP WEIGHT ETF :: FEBRUARY 28, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETH
::
Investments
Principal
Amount Value
Short-Term Investments — 68 .9%
Repurchase Agreements (a) — 68 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $8,278,641
(Cost $8,275,654) $ 8,275,654
$ 8,275,654
Total Investments — 68.9%
(Cost $8,275,654) 8,275,654
Other assets less liabilities — 31.1% 3,741,385
Net Assets — 100.0% $ 12,017,039
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 24 3/28/2025 U.S. Dollar $ 10,158,000 $ 98,627
CME Ether 14 3/28/2025 U.S. Dollar 1,563,100 (21,289)
$ 77,338

FEBRUARY 28, 2025 (Unaudited) :: BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITO
::
Investments
Principal
Amount Value
Short-Term Investments — 66 .5%
Repurchase Agreements (a) — 4 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $96,584,346
(Cost $96,549,518) $ 96,549,518
$ 96,549,518
U.S. Treasury Obligations — 62 .2%
U.S. Treasury Bills
4.25%, 4/10/2025 (b) 50,000,000 49,776,856
4.26%, 5/15/2025 (b) 1,350,000,000 1,338,523,029
Total U.S. Treasury Obligations
(Cost $1,387,918,667) 1,388,299,885
Total Short-Term Investments
(Cost $1,484,468,185) 1,484,849,403
Total Investments — 66.5%
(Cost $1,484,468,185) 1,484,849,403
Other assets less liabilities — 33.5% 747,353,788
Net Assets — 100.0% $ 2,232,203,191
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Purchased
Bitcoin ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 4,880 3/28/2025 U.S. Dollar $ 2,065,460,000 $ (171,340,737)
Swap Agreements
Bitcoin ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
83,169,663 3/19/2025 Societe Generale 1.00%
S&P CME Bitcoin Futures
Index (12,145,330)
83,169,663 (12,145,330)
Total Unrealized
Depreciation
(12,145,330)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ETHER ETF :: FEBRUARY 28, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EETH
::
Investments
Principal
Amount Value
Short-Term Investments — 62 .8%
Repurchase Agreements (a) — 14 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $7,390,643
(Cost $7,387,979) $ 7,387,979
$ 7,387,979
U.S. Treasury Obligations — 48 .4%
U.S. Treasury Bills
4.26%, 5/15/2025 (b)
(Cost $24,780,625) 25,000,000 24,787,464
Total Short-Term Investments
(Cost $32,168,604) 32,175,443
Total Investments — 62.8%
(Cost $32,168,604) 32,175,443
Other assets less liabilities — 37.2% 19,091,871
Net Assets — 100.0% $ 51,267,314
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Purchased
Ether ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 457 3/28/2025 U.S. Dollar $ 51,024,050 $ (5,608,707)

FEBRUARY 28, 2025 (Unaudited) :: SHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITI
::
Investments
Principal
Amount Value
Short-Term Investments — 56 .6%
Repurchase Agreements (a) — 30 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $34,782,847
(Cost $34,770,303) $ 34,770,303
$ 34,770,303
U.S. Treasury Obligations — 26 .1%
U.S. Treasury Bills
4.26%, 5/15/2025 (b)
(Cost $29,736,750) 30,000,000 29,744,956
Total Short-Term Investments
(Cost $64,507,053) 64,515,259
Total Investments — 56.6%
(Cost $64,507,053) 64,515,259
Other assets less liabilities — 43.4% 49,453,614
Net Assets — 100.0% $ 113,968,873
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of February 28, 2025.
Futures Contracts Sold
Short Bitcoin ETF had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 268 3/28/2025 U.S. Dollar $ 113,431,000 $ 5,059,441

SHORT ETHER ETF :: FEBRUARY 28, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SETH
::
Investments
Principal
Amount Value
Short-Term Investments — 49 .4%
Repurchase Agreements (a) — 49 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $1,062,590
(Cost $1,062,208) $ 1,062,208
$ 1,062,208
Total Investments — 49.4%
(Cost $1,062,208) 1,062,208
Other assets less liabilities — 50.6% 1,086,222
Net Assets — 100.0% $ 2,148,430
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short Ether ETF had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 18 3/28/2025 U.S. Dollar $ 2,009,700 $ 29,055
CME Micro Ether 606 3/28/2025 U.S. Dollar 135,320 846
$ 29,901

FEBRUARY 28, 2025 (Unaudited) :: ULTRA BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITU
::
Investments
Principal
Amount Value
Short-Term Investments — 6 .8%
Repurchase Agreements (a) — 6 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $59,703,051
(Cost $59,681,522) $ 59,681,522
$ 59,681,522
Total Investments — 6.8%
(Cost $59,681,522) 59,681,522
Other assets less liabilities — 93.2% 814,372,757
Net Assets — 100.0% $ 874,054,279
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 1,843 3/28/2025 U.S. Dollar $ 780,049,750 $ (53,530,905)
Swap Agreements
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
109,453,272 3/19/2025 Barclays Capital 8.33% iShares Bitcoin Trust (15,741,847)
527,517,575 2/5/2026 Goldman Sachs International 7.33% iShares Bitcoin Trust (138,841,309)
292,552,220 11/6/2025 Nomura 8.83% iShares Bitcoin Trust 44,016,874
929,523,067 (110,566,282)
Total Unrealized
Appreciation
44,016,874
Total Unrealized
Depreciation
(154,583,156)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ETHER ETF :: FEBRUARY 28, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHT
::
Investments
Principal
Amount Value
Short-Term Investments — 9 .6%
Repurchase Agreements (a) — 9 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $10,626,795
(Cost $10,622,964) $ 10,622,964
$ 10,622,964
Total Investments — 9.6%
(Cost $10,622,964) 10,622,964
Other assets less liabilities — 90.4% 99,475,805
Net Assets — 100.0% $ 110,098,769
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of February 28, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 1,978 3/28/2025 U.S. Dollar $ 220,843,700 $ (25,477,667)

FEBRUARY 28, 2025 (Unaudited) :: ULTRASHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBIT
::
Investments
Principal
Amount Value
Short-Term Investments — 33 .1%
Repurchase Agreements (a) — 33 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $16,629,207
(Cost $16,623,210) $ 16,623,210
$ 16,623,210
Total Investments — 33.1%
(Cost $16,623,210) 16,623,210
Other assets less liabilities — 66.9% 33,660,535
Net Assets — 100.0% $ 50,283,745
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 77 3/28/2025 U.S. Dollar $ 32,590,250 $ (318,584)
Swap Agreements
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of February 28, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(12,612,597) 3/19/2025 Barclays Capital (7.33)% iShares Bitcoin Trust 1,809,579
(19,929,034) 1/5/2026 Goldman Sachs International (4.33)% iShares Bitcoin Trust (5,769,282)
(35,053,747) 11/6/2025 Nomura (3.83)% iShares Bitcoin Trust (6,041,043)
(67,595,378) (10,000,746)
Total Unrealized
Appreciation
1,809,579
Total Unrealized
Depreciation
(11,810,325)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT ETHER ETF :: FEBRUARY 28, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHD
::
Investments
Principal
Amount Value
Short-Term Investments — 22 .3%
Repurchase Agreements (a) — 22 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.36%, dated
2/28/2025, due 3/3/2025, total
to be received $2,676,775
(Cost $2,675,810) $ 2,675,810
$ 2,675,810
Total Investments — 22.3%
(Cost $2,675,810) 2,675,810
Other assets less liabilities — 77.7% 9,321,513
Net Assets — 100.0% $ 11,997,323
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of February 28, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation /
(Depreciation)
A
CME Ether 214 3/28/2025 U.S. Dollar $ 23,893,100 $ 332,547
CME Micro Ether 25 3/28/2025 U.S. Dollar 5,583 (20)
$ 332,527

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: FEBRUARY 28, 2025 (Unaudited) :: 11
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On February 28, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2025 as follows:
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
02/28/2025 due
03/03/2025
(a)
Bank of America
Securities, Inc.,
4.30%, dated
02/28/2025 due
03/03/2025
(b)
Bank of America
Securities, Inc.,
4.36%, dated
02/28/2025 due
03/03/2025
(c)
Barclays
Capital, Inc.,
4.25%, dated
02/28/2025 due
03/03/2025
(d)
Barclays
Capital, Inc.,
4.34%, dated
02/28/2025 due
03/03/2025
(e)
ING Financial
Markets LLC,
4.35%, dated
02/28/2025 due
03/03/2025
(f)
Total
Bitcoin & Ether Equal Weight ETF
....
$ 330,842
$ 248,132 $ 1,075,237 $ 82,711 $ 2,316,877 $ 661,684 $ 4,715,483
Bitcoin & Ether Market Cap Weight ETF 580,627
435,470 1,887,037 145,157 4,066,109 1,161,254 8,275,654
Bitcoin ETF
...................
6,773,995
5,080,496 22,015,482 1,693,499 47,438,057 13,547,989 96,549,518
Ether ETF
....................
518,347
388,760 1,684,627 129,587 3,629,964 1,036,694 7,387,979
Short Bitcoin ETF
...............
2,439,514
1,829,635 7,928,418 609,878 17,083,831 4,879,027 34,770,303
Short Ether ETF
................
74,526
55,895 242,207 18,631 521,898 149,051 1,062,208
Ultra Bitcoin ETF
...............
4,187,305
3,140,479 13,608,742 1,046,826 29,323,559 8,374,611 59,681,522
Ultra Ether ETF
................
745,316
558,987 2,422,277 186,329 5,219,423 1,490,632 10,622,964
UltraShort Bitcoin ETF
............
1,166,298
874,723 3,790,469 291,575 8,167,548 2,332,597 16,623,210
UltraShort Ether ETF
.............
187,738
140,803 610,145 46,934 1,314,716 375,474 2,675,810
$ 17,004,508 $ 12,753,380 $ 55,264,641 $ 4,251,127 $ 119,081,982 $ 34,009,013 $ 242,364,651
(a) U.S. Treasury Notes, 3.88% to 4.13%, due 2/28/2027 to 8/15/2033, which had an aggregate value at the Trust level of $204,000,042.
(b) U.S. Treasury Bonds, 0%, due 5/15/2051; U.S. Treasury Notes, 3.5%, due 2/15/2033, which had an aggregate value at the Trust level of
$153,000,004.
(c) U.S. Treasury Notes, 1.25% to 4.25%, due 11/30/2026 to 11/15/2034, which had an aggregate value at the Trust level of $663,000,085.
(d) U.S. Treasury Notes, 3.5% to 4.13%, due 1/31/2028 to 3/31/2031, which had an aggregate value at the Trust level of $51,000,088.
(e) U.S. Treasury Bonds, 0%, due 5/15/2025 to 11/15/2054; U.S. Treasury Notes, 4.13%, due 10/31/2031 to 2/29/2032, which had an aggregate value at the Trust level of $1,428,605,231.
(f) U.S. Treasury Bills, 0%, due 3/18/2025 to 1/22/2026; U.S. Treasury Bonds, 1.25% to 4.75%, due 2/15/2036 to 2/15/2055, which had an aggregate value at the Trust level of $408,000,028.